INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Jun. 30, 2024 CNY (¥)	May 31, 2024 CNY (¥)	Aug. 31, 2021	Jun. 30, 2019	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2020	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	May 31, 2024 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Apr. 30, 2022 CNY (¥)	Apr. 30, 2022 USD ($)	May 31, 2020	Dec. 31, 2014 USD ($)	Feb. 28, 2014	Feb. 28, 2013
INVESTMENTS
Investments in equity investees					¥ 297,223	¥ 35,291		$ 40,719
Maxline Holdings Limited Maxline
INVESTMENTS
Equity method investment ownership ( as a percentage)					29.00%			29.00%
Nanyang Herbs Pte Ltd
INVESTMENTS
Equity method investment ownership ( as a percentage)					50.00%			50.00%
Beijing Weiming Naonao Technology Co. Ltd
INVESTMENTS
Equity method investments					¥ 58,474			$ 8,011
Equity method investment ownership ( as a percentage)					30.00%			30.00%
Zte9 Network Technology Co. Ltd. Wuxi
INVESTMENTS
Equity method investment ownership ( as a percentage)																	30.15%	51.50%
Percentage of equity interest					5.00%		5.00%
Cost method investments | $																$ 0
Shanghai Ronglei Culture Communication Co., Ltd.
INVESTMENTS
Percentage of equity interest					12.92%
Cost method investments					¥ 5,000	5,000		$ 685
Shanghai The9 Education Technology Co Ltd
INVESTMENTS
Percentage of equity interest					19.20%
Dragonfly Ventures II, L.P. ("Dragonfly")
INVESTMENTS
Percentage of equity interest					1.19%
Cost method investments					¥ 19,520	19,520		2,674
Redblock Inc. ("Redblock")
INVESTMENTS
Percentage of equity interest					1.00%
Cost method investments					¥ 1,943	1,943		266
Gameway Pte.Ltd.
INVESTMENTS
Equity method investments											¥ 600	$ 90
Percentage of equity interest					1.25%
Cost method investments					¥ 635	¥ 635		87
Zhenjiang Kexin Power System Design and Research Co., Ltd. ("Zhenjiang Kexin")
INVESTMENTS
Percentage of equity interest				9.90%	9.90%
Shangdong Shanyeyunye Culture Co. Ltd
INVESTMENTS
Percentage of equity interest					0.00%
Shanghai Lingjun Sports Culture Development Co., Ltd. ("Shanghai Lingjun")
INVESTMENTS
Percentage of equity interest			12.76%		0.00%	0.00%
Hangzhou Lianfang Technology Co., Ltd. ("Hangzhou Lianfang")
INVESTMENTS
Percentage of equity interest			4.00%		4.00%
Skychain Technologies Inc. ("Skychain")
INVESTMENTS
Percentage of equity interest					15.11%
Shanghai Institute Of Visual Art Of Fudan University
INVESTMENTS
Percentage of equity interest					1.28%
Kuaijin
INVESTMENTS
Equity method investments		¥ 67,400								$ 9,200
Percentage of equity interest		15.00%			15.00%
Cost method investments					¥ 67,360			9,228
Shenma Limited ("Shenma")
INVESTMENTS
Equity method investments		¥ 82,600								11,300
Percentage of equity interest		19.00%			19.00%
Cost method investments					¥ 82,573			11,313
FF Intelligent Mobility Global Holdings Ltd. ("FF Intelligent")
INVESTMENTS
Cost method investments | ¥					¥ 1	¥ 9
Wuhan Weixiang Science And Technology Co., Ltd. ("WeiXiang")
INVESTMENTS
Percentage of equity interest	19.00%				19.00%
Cost method investments	¥ 60,700				¥ 60,698			8,316	$ 8,300
Nano Labs, Ltd.
INVESTMENTS
Investments in equity investees					469	935		64
SMI Vantage("SMI")
INVESTMENTS
Equity method investments													¥ 2,100	$ 300
Investments in equity investees					¥ 550	¥ 7,249		$ 75
Equity investment percentage of ownership interest disposed					5.72%
BeijingNaonao
INVESTMENTS
Equity method investments		¥ 58,400								$ 8,000
Equity method investment ownership ( as a percentage)		21.70%								21.70%					30.00%
Percentage of equity interest					9.09%